Selected Financial Information by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,852,609	$ 2,626,990	$ 2,682,894
Theatre properties and equipment - net	1,505,069	1,450,812
Reportable Geographical Components | U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,137,733	1,934,990	1,912,674
Theatre properties and equipment - net	1,175,535	1,094,076
Reportable Geographical Components | Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	291,959	333,919	325,762
Theatre properties and equipment - net	163,505	204,107
Reportable Geographical Components | Other foreign countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	436,776	370,704	457,291
Theatre properties and equipment - net	166,029	152,629
Eliminations
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ (13,859)	$ (12,623)	$ (12,833)